Contingencies and Commitments	9 Months Ended
Sep. 30, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
10. Contingencies and Commitments

The Company terminated its lease with Toucan Capital Corporation on December 31, 2009. The Company is obligated to make monthly payments of $5,000 during 2011.  Subsequent to 2011, the payment structure will vary.

On March 17, 2010, the Company entered into a non-cancelable operating lease for 7,097 square feet of office space in Bethesda, Maryland, which expires in September 2012. Future minimum lease payments under the lease are $43,402 and $126,027 for 2011 and 2012, respectively. Rent expense for the nine months ended September 30, 2010 and 2011 amounted to $41,649 and $94,817, respectively. The Company expects to lease part of this space to Toucan and proceeds of this sublease, if any, will be offset against the minimum lease payments specified above.

As of September 30, 2011, the Company has no contractual commitments, other than contracts entered into in the normal course of its business, which result in material financial obligations.